Trade receivables and other current assets - Schedule of Other Current Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Research tax credit receivable	€ 4,792	€ 3,369
VAT receivable	1,185	1,104
Prepaid expenses	1,925	3,195
Other receivables	1,332	1,085
Other current assets	€ 9,234	€ 8,753